Property and Equipment (FY) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment [Abstract]
Property and equipment		$ 3,729,161	$ 3,540,440
Less accumulated depreciation		(305,281)	(122,363)
Property and equipment, net	$ 468,170	3,423,880	3,418,077
Furniture and Equipment [Member]
Property and Equipment [Abstract]
Property and equipment		564,596	456,515
Leasehold Improvements [Member]
Property and Equipment [Abstract]
Property and equipment		438,996	358,356
Construction in Process [Member]
Property and Equipment [Abstract]
Property and equipment		$ 2,725,569	$ 2,725,569